UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
          ----------------------------------------------------------------------
Address:  181 Smithtown Blvd.
          ----------------------------------------------------------------------
          Nesconset, New York  11767
          ----------------------------------------------------------------------

Form 13F File Number: 28-05873
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                       Nesconset, New York         05-12-2010
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 56
                                        -------------------

Form 13F Information Table Value Total: $158,354
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           Independent Investors, Inc.
                           FORM 13F INFORMATION TABLE


                                                                  FAIR MKT.     SHARES/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS    CUSIP         VALUE       PRN AMT   DSCRETN   MANAGERS  SOLE  SHARED   NONE
--------------                      --------------    -----         -----       -------   -------   --------  ----  ------   ----
3M                                  Common Stock     88579Y101       2748000      32890    SOLE                 X
ABBOTT LABORATORIES                 Common Stock     002824100       3426000      65050    SOLE                 X
ADOBE SYSTEMS, INC.                 Common Stock     00724F101       1253000      35450    SOLE                 X
AGILENT TECHNOLOGIES                Common Stock     00846U101        326000       9500    SOLE                 X
AIR PRODUCTS & CHEMICALS            Common Stock     009158106        513000       6950    SOLE                 X
ALTRIA GROUP INC.                   Common Stock     02209S103        283000      13800    SOLE                 X
AMERICAN EXPRESS CO.                Common Stock     025816109        800000      19400    SOLE                 X
AMGEN INC.                          Common Stock     031162100       1751000      29264    SOLE                 X
APPLE COMPUTER                      Common Stock     037833100      13967000      59435    SOLE                 X
AQUA AMERICA                        Common Stock     03836W103       1026000      58432    SOLE                 X
AVON PRODUCTS                       Common Stock     054303102        728000      21500    SOLE                 X
BB&T CORPORATION                    Common Stock     054937107        744000      23000    SOLE                 X
BP plc (ADR)                        Common Stock     055622104       1774000      31100    SOLE                 X
BAKER HUGHES, INC.                  Common Stock     057224107        936000      20000    SOLE                 X
BANK OF NY MELLON CORP              Common Stock     064058100        670000      21721    SOLE                 X
BANK OF AMERICA CORP                Common Stock     060505104        619000      34708    SOLE                 x
BAXTER INTERNATIONAL                Common Stock     071813109       2933000      50400    SOLE                 X
BERKSHIRE HATHAWAY INC. CL. "B"     Common Stock     084670207       1431000      17610    SOLE                 X
BOEING CORPORATION                  Common Stock     097023105       2466000      33975    SOLE                 X
BRISTOL-MYERS SQUIBB                Common Stock     110122108        704000      26400    SOLE                 X
CHEVRON TEXACO                      Common Stock     166764100        511000       6750    SOLE                 X
CISCO SYSTEMS                       Common Stock     17275R102       3016000     115875    SOLE                 X
CITIGROUP                           Common Stock     172967101        162000      40101    SOLE                 X
COCA COLA                           Common Stock     191216100       2851000      51848    SOLE                 X
COLGATE-PALMOLIVE COMPANY           Common Stock     194162103       2007000      23550    SOLE                 X
CONOCO PHILLIPS                     Common Stock     20825C104        450000       8800    SOLE                 X
CORNING INC.                        Common Stock     219350105        763000      37800    SOLE                 X
CYTEC INDUSTRIES                    Common Stock     232820100        752000      16100    SOLE                 X
DEVON ENERGY CORP.                  Common Stock     25179M103       1411000      21900    SOLE                 X
DIEBOLD                             Common Stock     253651103        412000      13000    SOLE                 X
DISNEY (WALT) CO.                   Common Stock     254687106       1912000      54775    SOLE                 X
DOVER CORP                          Common Stock     260003108       1369000      29300    SOLE                 X
DUPONT DE NEMOURS                   Common Stock     263534109        720000      19359    SOLE                 X
EMERSON CO.                         Common Stock     291011104       3513000      69800    SOLE                 X
EXXON MOBIL                         Common Stock     30231G102       6533000      97540    SOLE                 X
FEDEX CORP                          Common Stock     31428X106        560000       6000    SOLE                 X
FLUOR CORP                          Common Stock     343412102        683000      14700    SOLE                 X
GENERAL ELECTRIC                    Common Stock     369604103       3160000     173637    SOLE                 X
GENTEX CORPORATION                  Common Stock     371901109        776000      40000    SOLE                 X
GOLDMAN SACHS                       Common Stock     38141G104       2056000      12050    SOLE                 X
GOOGLE, INC.                        Common Stock     38259P508        989000       1745    SOLE                 X
HALLIBURTON COMPANY                 Common Stock     406216101        985000      32700    SOLE                 X
HOME DEPOT                          Common Stock     437076102       1378000      42600    SOLE                 X
HONEYWELL INTL                      Common Stock     438516106       2489000      55000    SOLE                 X
IBM CORPORATION                     Common Stock     459200101       3624000      28259    SOLE                 X
ISHARES MSCI EMERGING MKTS          Common Stock     464287234        294000       7000    SOLE                 X
ITT INDUSTRIES                      Common Stock     450911102        954000      17800    SOLE                 X
INGERSOLL-RAND COMPANY LTD          Common Stock     G4776G101        777000      22300    SOLE                 X
INTEL CORP.                         Common Stock     458140100       1468000      65900    SOLE                 X
JP MORGAN CHASE & CO.               Common Stock     46625H100       3916000      87520    SOLE                 X
JACOBS ENGINEERING GROUP            Common Stock     469814107       1887000      41760    SOLE                 X
JOHNSON & JOHNSON                   Common Stock     478160104       7623000     116922    SOLE                 X
KIMBERLY CLARK                      Common Stock     494368103        792000      12600    SOLE                 X
KRAFT FOODS INC                     Common Stock     50075N104        659000      21800    SOLE                 X
L-3 COMMUNICATIONS                  Common Stock     502424104       1149000      12550    SOLE                 X
LILLY (ELI) & CO.                   Common Stock     532457108        941000      26000    SOLE                 X
LOCKHEED MARTIN CORP                Common Stock     539830109       1789000      21500    SOLE                 X
MARTIN MARIETTA MATERIALS, INC.     Common Stock     573284106        919000      11000    SOLE                 X
MC DONALD'S CORPORATION             Common Stock     580135101       2315000      34700    SOLE                 X
MEDTRONIC                           Common Stock     585055106        364000       8100    SOLE                 X
MICROSOFT CORPORATION               Common Stock     594918104       2591000      88490    SOLE                 X
MONSANTO                            Common Stock     61166W101        578000       8100    SOLE                 X
MORGAN STANLEY                      Common Stock     617446448        582000      19875    SOLE                 X
NESTLE S A SPONSORED ADR            Common Stock     641069406        199000       3900    SOLE                 X
NIKE INC.                           Common Stock     654106103       1359000      18500    SOLE                 X
NORFOLK SOUTHERN CORP.              Common Stock     655844108       1296000      23200    SOLE                 X
NOVARTIS ADR                        Common Stock     66987V109       1192000      22050    SOLE                 X
ORACLE CORPORATION                  Common Stock     68389X105       2121000      82500    SOLE                 X
PALL CORPORATION                    Common Stock     696429307       1336000      33000    SOLE                 X
PEABODY ENERGY CORP                 Common Stock     704549104        685000      15000    SOLE                 X
PEPSICO                             Common Stock     713448108       2390000      36125    SOLE                 X
PFIZER                              Common Stock     717081103        867000      50600    SOLE                 X
PHILIP MORRIS INTERNATIONAL         Common Stock     718172109        735000      14100    SOLE                 X
PRECISION CASTPARTS                 Common Stock     740189105       1583000      12500    SOLE                 X
PROCTER & GAMBLE                    Common Stock     742718109       7558000     119470    SOLE                 X
QUALCOMM                            Common Stock     747525103       2261000      53900    SOLE                 X
RESEARCH IN MOTION, LTD.            Common Stock     760975102       1597000      21600    SOLE                 X
SPDR GOLD SHARES                    Common Stock     780259206        435000       4000    SOLE                 X
SARA LEE CORP                       Common Stock     803111103        278000      20000    SOLE                 X
SCHLUMBERGER LIMITED                Common Stock     806857108       3485000      54925    SOLE                 X
STRYKER CORPORATION                 Common Stock     863667101       1958000      34230    SOLE                 X
SYNOVUS FINANCIAL CORP.             Common Stock     87161C105        49,000      15000    SOLE                 X
TENARIS S.A.                        Common Stock     88031M109        343000       8000    SOLE                 X
TEREX CORP                          Common Stock     880779103        224000       9900    SOLE                 X
TETRA TECH INC.                     Common Stock     88162G103        997000      43300    SOLE                 X
THOMAS & BETTS CORP.                Common Stock     884315102        470000      12000    SOLE                 X
TIME WARNER                         Common Stock     887317105        253000       8116    SOLE                 X
UNITED PARCEL SERVICE               Common Stock     911312106       3954000      61400    SOLE                 X
VANGUARD EMERGING MARKETS ETF       Common Stock     922042858        480000      11400    SOLE                 X
WATERS CORP                         Common Stock     941848103       5166000      76500    SOLE                 X
WATTS WATER TECHNOLOGIES            Common Stock     942749102       1708000      55000    SOLE                 X
WELLS FARGO                         Common Stock     30226D106       1313000      42200    SOLE                 X
ZIMMER HOLDINGS                     Common Stock     98956P102        284000       4800    SOLE                 X
TOTAL VALUE                                                      158,354,000